Financial instruments by category	12 Months Ended
Jun. 30, 2022
16. Financial instruments by category

16. Financial instruments by category

The following note presents the financial assets and financial liabilities by category and a reconciliation to the corresponding line in the Consolidated Statements of Financial Position, as appropriate. Since the line items “Trade and other receivables” and “Trade and other payables” contain both financial instruments and non-financial assets or liabilities (such as prepayments, trade receivables, trade payables in-kind and tax receivables and payables), the reconciliation is shown in the columns headed “Non-financial assets” and “Non-financial liabilities”. Financial assets and liabilities measured at fair value are assigned based on their different levels in the fair value hierarchy

IFRS 9 defines the fair value of a financial instrument as the amount for which an asset could be exchanged, or a financial liability settled, between knowledgeable, willing parties in an arm’s length transaction. All financial instruments recognized at fair value are allocated to one of the valuation hierarchy levels of IFRS 7. This valuation hierarchy provides for three levels.

In the case of Level 1, valuation is based on quoted prices (unadjusted) in active markets for identical assets and liabilities that the Company can refer to at the date of valuation.

In the case of Level 2, fair value is determined by using valuation methods based on inputs directly or indirectly observable in the market. If the financial instrument concerned has a fixed contract period, the inputs used for valuation must be observable for the whole of this period.

In the case of Level 3, the Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no market data is available. The inputs used reflect the Group’s assumptions regarding the factors which market players would consider in their pricing.

The Group’s Finance Division has a team in place in charge of estimating the valuation of financial assets required to be reported in the Consolidated Financial Statements, including the fair value of Level-3 instruments. The team directly reports to the Chief Financial Officer ("CFO"). The CFO and the valuation team discuss the valuation methods and results upon the acquisition of an asset and, as of the end of each reporting period.

According to the Group’s policy, transfers among the several categories of valuation are recognized when occurred, or when there are changes in the prevailing circumstances requiring the transfer.

Financial assets and financial liabilities as of June 30, 2022 are as follows:

	Financial assets at amortized cost	Financial assets at fair value through profit or loss
		Level 1	Level 2	Level 3	Subtotal financial assets	Non- financial assets	Total
June 30, 2022
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 17)	34,109	4,364	-	-	38,473	10,662	49,135
Investment in financial assets:
- Public companies’ securities	-	1,546	-	-	1,546	-	1,546
- Bonds	-	1,769	-	-	1,769	-	1,769
- Mutual funds	-	16,128	-	-	16,128	-	16,128
- Others	114	385	-	-	499	-	499
Derivative financial instruments:
- Crops options contracts	-	304	-	-	304	-	304
- Crops futures contracts	-	2,227	-	-	2,227	-	2,227
- Foreign-currency options contracts	-	70	-	-	70	-	70
- Foreign-currency future contracts	-	264	-	-	264	-	264
Restricted assets (i)	466	-	-	-	466	-	466
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	18,262	-	-	-	18,262	-	18,262
- Short-term investments	-	16,649	-	-	16,649	-	16,649
Total assets	52,951	43,706	-	-	96,657	10,662	107,319

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss
		Level 1	Level 2	Level 3	Subtotal financial liabilities	Non- financial liabilities	Total
June 30, 2022
Liabilities as per Statement of Financial Position
Trade and other payables (Note 20)	24,853	-	-	-	24,853	10,667	35,520
Borrowings (Note 22)	141,431	-	-	-	141,431	-	141,431
Derivative financial instruments:
- Crops options contracts	-	177	103	-	280	-	280
- Crops futures contracts	3	481	-	-	484	-	484
- Foreign-currency options contracts	-	163	-	-	163	-	163
- Foreign-currency future contracts	-	139	-	-	139	-	139
- Swaps	-	39	16	-	55	-	55
Total liabilities	166,287	999	119	-	167,405	10,667	178,072

Financial assets and financial liabilities as of June 30, 2021 were as follows

	Financial assets at amortized cost	Financial assets at fair value through profit or loss
		Level 1	Level 2	Level 3	Subtotal financial assets	Non- financial assets	Total
June 30, 2021
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 17)	38,471	2,454	-	-	40,925	15,546	56,471
Investment in financial assets:
- Public companies’ securities	-	1,825	-	-	1,825	-	1,825
- Bonds	-	1,345	-	-	1,345	-	1,345
- Mutual funds	-	62	-	-	62	-	62
- Others	180	993	-	79	1,252	-	1,252
Derivative financial instruments:
- Crops options contracts	-	293	-	-	293	-	293
- Crops futures contracts	-	253	-	-	253	-	253
- Foreign-currency options contracts	-	80	-	-	80	-	80
- Foreign-currency future contracts	-	515	-	-	515	-	515
- Swaps	-	-	20	-	20	-	20
Restricted assets (i)	331	-	-	-	331	-	331
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	10,680	-	-	-	10,680	-	10,680
- Short-term investments	-	34,463	-	-	34,463	-	34,463
Total assets	49,662	42,283	20	79	92,044	15,546	107,590
		Financial liabilities at fair value through profit or loss
	Financial liabilities at amortized cost	Level 1	Level 2	Level 3	Subtotal financial liabilities	Non- financial liabilities	Total
June 30, 2021
Liabilities as per Statement of Financial Position
Trade and other payables (Note 20)	25,363	-	-	-	25,363	10,443	35,806
Borrowings (Note 22)	194,594	-	-	-	194,594	-	194,594
Derivative financial instruments:
- Crops options contracts	-	269	156	-	425	-	425
- Crops futures contracts	-	1,176	-	-	1,176	-	1,176
- Foreign-currency options contracts	-	52	-	-	52	-	52
- Crops options contracts	-	20	-	-	20	-	20
- Swaps	-	82	95	-	177	-	177
Total liabilities	219,957	1,599	251	-	221,807	10,443	232,250

(i)	The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value, except for borrowings (Note 22).
(ii)	Corresponds to deposits in guarantee and escrows.

The following are details of the book value of financial instruments recognized, which were offset in the statements of financial position:

	06.30.22			06.30.21
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	41,776	(3,303)	38,473	45,758	(4,833)	40,925
Financial liabilities
Trade and other payables	28,156	(3,303)	24,853	30,196	(4,833)	25,363

Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2022
Interest income	1,286	-	1,286
Interest and discount generated by operating assets	1,429	-	1,429
Interest expenses	(14,067)	-	(14,067)
Foreign exchange, net	29,449	-	29,449
Dividends income	2	-	2
Fair value gain on financial assets at fair value through profit or gain	-	5,906	5,906
Gain from repurchase of Non-convertible Notes	1,456	-	1,456
Loss on financial instruments derived from commodities	-	(2,358)	(2,358)
Loss from derivative financial instruments, net	-	(1,440)	(1,440)
Other financial costs	(1,068)	-	(1,068)
Net result (i)	18,487	2,108	20,595

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2021
Interest income	1,075	-	1,075
Interest and discount generated by operating assets	5,059	-	5,059
Interest expenses	(23,297)	-	(23,297)
Foreign exchange, net	17,192	-	17,192
Dividends income	2	-	2
Fair value gain on financial assets at fair value through profit or gain	-	16,543	16,543
Loss from repurchase of Non-convertible Notes	(41)	-	(41)
Loss on financial instruments derived from commodities	-	(7,463)	(7,463)
Loss from derivative financial instruments, net	-	(782)	(782)
Other financial costs	(2,222)	-	(2,222)
Net result (i)	(2,232)	8,298	6,066
	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2020
Interest income	721	-	721
Interest and discount generated by operating assets	3,183	-	3,183
Interest expenses	(23,786)	-	(23,786)
Foreign exchange, net	(24,906)	-	(24,906)
Dividends income	33	-	33
Fair value loss on financial assets at fair value through profit or gain	-	2,347	2,347
Gain from repurchase of Non-convertible Notes	226	-	226
Gain on financial instruments derived from commodities	-	1,081	1,081
Loss from derivative financial instruments, net	-	(3,429)	(3,429)
Other financial costs	(1,609)	-	(1,609)
Net result (i)	(46,138)	(1)	(46,139)

(i) Included within “Financial results, net” in the Statements of income and Other Comprehensive Income, with the exception of Interest and discount generated by operating assets, which are included in ” Other operating results, net”.

The following table presents the changes in Level 3 financial instruments as of June 30, 2022 and 2021:

	Derivative financial instruments - Forwards	Investments in financial assets - Private companies' securities	Investments in financial assets - Others	Investments in financial assets - Warrants	Total
Balance as of June 30, 2020	(49)	7,164	571	349	8,035
Currency translation adjustment	-	-	(7)	-	(7)
Write off	49	(7,164)	(500)	(349)	(7,964)
Gains recognized in the year (i)	-	-	15	-	15
Balance as of June 30, 2021	-	-	79	-	79
Currency translation adjustment	-	-	(8)	-	(8)
Write off	-	-	(96)	-	(96)
Gains recognized in the year (i)	-	-	25	-	25
Balance as of June 30, 2022	-	-	-	-	-

(i) Included within “Financial results, net” in the Statements of income and Other Comprehensive Income.

During the fiscal year ended June 30, 2022 and 2021, there were no transfers between levels. When there are no quoted prices available in an active market, fair values (especially derivative instruments) are based on recognized valuation methods. The Group uses a range of valuation models for the measurement of Level 2 and Level 3 instruments, details of which may be obtained from the following table.

Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Derivative financial instruments - Swaps	Theoretical price	Underlying asset price and volatility	Level 2 and 3	-

(*) An increase in the discount rate would decrease the value of investments in private companies, while an increase in projected revenues would increase their value.

As of June 30, 2022, there have been no changes to the economic or business circumstances affecting the fair value of the financial assets and liabilities of the group that were not considered in the fair value estimation.